Segmental information - Category analysis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of products and services [line items]
Sales	£ 19,294	£ 18,432	£ 18,114
Spirits
Disclosure of products and services [line items]
Sales	15,283	14,605	14,241
Beer
Disclosure of products and services [line items]
Sales	2,758	2,647	2,635
Wine
Disclosure of products and services [line items]
Sales	78	81	81
Ready To Drink
Disclosure of products and services [line items]
Sales	945	854	854
Other
Disclosure of products and services [line items]
Sales	£ 230	£ 245	£ 303